Cover	May 15, 2023
Cover [Abstract]
Entity Registrant Name	PEDEVCO CORP.
Entity Central Index Key	0001141197
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 15, 2023
Entity Incorporation State Country Code	TX
Entity File Number	001-35922
Entity Tax Identification Number	22-3755993
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 1	575 N. Dairy Ashford
Entity Address Address Line 2	Suite 210
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77079
City Area Code	713
Local Phone Number	221-1768
Trading Symbol	PED
Security Exchange Name	NYSE
Security 12b Title	Common Stock, $0.001 par value per share